Expense Example	Sep. 26, 2025 USD ($)
ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	1,311
Expense Example, with Redemption, 10 Years	2,796
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	444
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,239
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	2,187
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,908
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	493
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,293
Expense Example, with Redemption, 10 Years	2,441
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	1,913
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,625
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	450
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	$ 2,175